Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Cash flows from operating activities
Net income		$ 2,212	$ 2,594	$ 6,143	$ 8,081
Adjustment for:
Net interest income		(4,580)	(4,676)	(13,615)	(13,493)
Depreciation and amortization		412	381	1,230	1,137
Provision for credit losses		819	412	2,166	853
Equity-settled share-based payment expense		1	1	12	9
Net gain on sale of investment securities		(30)		(130)	(3)
Net income from investments in associated corporations		(55)	(44)	(135)	(219)
Income tax expense		497	602	2,088	2,283
Changes in operating assets and liabilities:
Trading assets		(5,568)	14,409	(5,847)	29,007
Securities purchased under resale agreements and securities borrowed		(17,220)	(8,060)	(23,800)	(27,574)
Loans		6,727	(28,266)	(2,234)	(77,358)
Deposits		22,047	9,445	43,597	82,080
Obligations related to securities sold short		(3,341)	(155)	(2,949)	3,408
Obligations related to securities sold under repurchase agreements and securities lent		17,261	(2,497)	8,075	5,058
Net derivative financial instruments		(1,433)	5,692	(465)	1,682
Other, net		616	(4,494)	(2,358)	(7,280)
Dividends received		335	284	991	857
Interest received		14,547	8,284	40,764	21,494
Interest paid		(9,419)	(3,444)	(24,930)	(7,951)
Income tax paid		(501)	(389)	(1,625)	(2,761)
Net cash from/(used in) operating activities		23,327	(9,921)	26,978	19,310
Cash flows from investing activities
Interest-bearing deposits with financial institutions		(23,830)	16,618	(22,897)	19,821
Purchase of investment securities		(20,121)	(23,386)	(68,383)	(81,143)
Proceeds from sale and maturity of investment securities		23,723	14,985	68,386	46,642
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired			(62)		(714)
Property and equipment, net of disposals		(217)	(196)	(289)	(394)
Other, net		26	(169)	(538)	(549)
Net cash from/(used in) investing activities		(20,419)	7,790	(23,721)	(16,337)
Cash flows from financing activities
Proceeds from issue of subordinated debentures		1,000		1,337	3,356
Redemption of subordinated debentures			(2)	(2)	(1,252)
Redemption of preferred shares					(500)
Proceeds from preferred shares and other equity instruments issued			1,500		1,500
Proceeds from common shares issued		467	7	920	132
Common shares purchased for cancellation			(409)		(2,745)
Cash dividends and distributions paid		(1,375)	(1,265)	(4,035)	(3,785)
Distributions to non-controlling interests		(14)	(13)	(75)	(89)
Payment of lease liabilities		(78)	(83)	(248)	(253)
Other, net		582	1,317	326	387
Net cash from/(used in) financing activities		582	1,052	(1,777)	(3,249)
Effect of exchange rate changes on cash and cash equivalents		(147)	(151)	90	(4)
Net change in cash and cash equivalents		3,343	(1,230)	1,570	(280)
Cash and cash equivalents at beginning of period	[1]	9,292	10,643	11,065	9,693
Cash and cash equivalents at end of period	[1]	$ 12,635	$ 9,413	$ 12,635	$ 9,413

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).